Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,596,000
Previously Paid Amount	0.00
Total Fee Amount	703.65
Total Offset Amount	0.00
Net Fee	703.65
Narrative - Max Aggregate Offering Price	$ 4,596,000
Final Prospectus	true